AVAILABLE-FOR-SALE INVESTMENTS (Details 2)	12 Months Ended							12 Months Ended			0 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Mutual fund USD ($) indicator	Dec. 31, 2013 Mutual fund CNY indicator	Dec. 31, 2012 Mutual fund CNY indicator	Apr. 04, 2011 Mutual fund CNY	Dec. 31, 2013 Mutual fund Level one observable inputs USD ($)	Dec. 31, 2013 Mutual fund Level one observable inputs CNY	Dec. 31, 2012 Mutual fund Level one observable inputs CNY	Apr. 28, 2011 Investee A USD ($)	Apr. 28, 2011 Investee A CNY	Dec. 31, 2013 Investee A USD ($)	Dec. 31, 2013 Investee A CNY	Dec. 31, 2012 Investee A CNY	Aug. 14, 2013 Investee B USD ($)	Aug. 14, 2013 Investee B CNY	Dec. 31, 2013 Investee B CNY	Dec. 31, 2013 Investee B USD ($) indicator
AVAILABLE-FOR-SALE INVESTMENTS
Number of units or shares purchased							9,790.59				970,591	970,591				13,971,428	13,971,428
Cost of investment							97,931,000				$ 200,000	1,259,000				$ 2,000,000	12,240,000
Number of units or shares disposed				5,583.30	5,583.30	1,838.04
Consideration received from sale of available-for-sale investments	9,459,000	57,260,000	18,582,000	9,459,000	57,260,000	18,582,000
Reclassification of accumulated unrealized gains recorded in accumulated other comprehensive income to other income				233,000	1,413,000	224,000							73,000	499,000
Fair value of available-for-sale investments	6,092,000	36,876,000	82,292,000					4,070,000	24,636,000	80,576,600					1,716,000			12,240,000	2,022,000
Change in fair value of mutual fund recorded in other comprehensive income								15,000	93,000	1,370,000
Number of indicators of impairment of investment				0	0	0													0
Period from the issuance date on or after which the company has the right to request redemption											5 years	5 years				5 years	5 years
Redemption price as a percentage of original issuance price											120.00%	120.00%				120.00%	120.00%
Change in fair value of Series A preferred shares of unlisted companies recorded in other comprehensive income															457,000			0
Impairment of available-for-sale investments													$ 283,000	1,716,000